Expense Example - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Stock Selector Mid Cap Fund - Class A
Expense Example:
1 year	$ 664
3 years	854
5 years	1,060
10 years	1,652
Fidelity Advisor Stock Selector Mid Cap Fund - Class C
Expense Example:
1 year	271
3 years	530
5 years	913
10 years	1,788
Fidelity Advisor Stock Selector Mid Cap Fund - Class M
Expense Example:
1 year	465
3 years	709
5 years	971
10 years	1,721
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	847
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	$ 689